Accounts receivable	12 Months Ended
Sep. 30, 2022
Subclassifications of assets, liabilities and equities [abstract]
Accounts receivable
4.    Accounts receivable

	As at September 30, 2022	As at September 30, 2021
	$	$
Trade (Note 31)	1,106,187	938,417
R&D and other tax credits[1]	163,608	187,347
Other	93,750	105,688
	1,363,545	1,231,452
1 R&D and other tax credits were related to government programs mainly in Canada, the United States, and France.